Goodwill and Other Intangible Assets - Additional Information (Details) - EUR (€) € in Millions		6 Months Ended
	May 10, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		€ 50,080	€ 49,404
Carrying amount of intangible assets		26,653	24,319
Other intangible assets excluding software
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases		772
Other intangible assets excluding software | Vaccines Co-exclusive licensing agreement | Novavax
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	€ 463
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets		€ 16,300	16,600
Weighted average amortization period		11 years
Technological platforms
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets		€ 1,400	€ 1,200
Weighted average amortization period		18 years